Loss per ordinary share (Tables)	9 Months Ended
Sep. 30, 2022
Loss Per Ordinary Share
Schedule of Earnings / (loss) per share

	2022	2021
Basic loss per Class A ordinary share	(0.80)	(0.12)
Diluted earnings/ (loss) per Class A ordinary share	(0.80)	(0.12)
Number of ordinary shares used for loss per share (weighted average)
Basic	13,189,385	13,123,723
Diluted	13,189,385	13,123,723

Schedule of weighted average number of ordinary shares

	2022	2021
Warrants	8,869,633	8,869,633
RSUs - outstanding	96,484	17,695
RSUs – vested but no ordinary shares issued	20,853	15,000
Incentive shares	5,000	30,000
Share options	2,096,415	—
2020 Earn-Out
Ordinary shares	—	1,137,000
Warrants	—	1,137,000